Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		S/ 2,984,503	S/ 2,944,606
Additions		81,751	79,474
Disposals		(6,534)	(36,516)
Transfers and reclassifications		(7,619)	(3,061)
Ending balance		3,052,101	2,984,503
Cost [Member] | Mining Concessions [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	76,904	76,808
Additions	[1]		194
Disposals	[1]	(854)
Transfers and reclassifications	[1]	85	(98)
Ending balance	[1]	76,135	76,904
Cost [Member] | Mine Development [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	47,850	45,247
Additions	[1]	6,497	4,838
Disposals	[1]
Transfers and reclassifications	[1]	(2,642)	(2,235)
Ending balance	[1]	51,705	47,850
Cost [Member] | Land [member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		240,424	228,558
Additions		9,014	12,701
Disposals		(386)	(2,325)
Transfers and reclassifications		2,603	1,490
Ending balance		251,655	240,424
Cost [Member] | Buildings And Other Construction [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		674,846	676,937
Additions
Disposals			(691)
Transfers and reclassifications		9,492	(1,400)
Ending balance		684,338	674,846
Cost [Member] | Machinery, Equipment And Related Spare Parts [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		1,622,377	1,591,059
Additions		10,177	19,993
Disposals		(2,038)	(6,588)
Transfers and reclassifications		36,526	17,913
Ending balance		1,667,042	1,622,377
Cost [Member] | Furniture And Accessories [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		32,141	31,401
Additions		295	534
Disposals		(25)	(3)
Transfers and reclassifications		428	209
Ending balance		32,839	32,141
Cost [Member] | Transportation Units [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		115,829	122,318
Additions		10,739	3,294
Disposals		(3,137)	(10,089)
Transfers and reclassifications		137	306
Ending balance		123,568	115,829
Cost [Member] | Computer Equipment and Tools [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		48,587	58,413
Additions		1,119	742
Disposals			(11,547)
Transfers and reclassifications		1,245	979
Ending balance		50,951	48,587
Cost [Member] | Mine Rehabilitation Costs [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		1,515	6,089
Additions
Disposals			(4,574)
Transfers and reclassifications
Ending balance		1,515	1,515
Cost [Member] | Capitalized Interests [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		64,904	64,904
Additions
Disposals
Transfers and reclassifications
Ending balance		64,904	64,904
Cost [Member] | Works In Progress And Units In Transit [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		59,126	42,872
Additions		43,910	37,178
Disposals		(94)	(699)
Transfers and reclassifications		(55,493)	(20,225)
Ending balance		47,449	59,126
Accumulated depreciation and amortisation [member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		737,454	638,327
Additions		123,932	126,658
Disposals		(4,292)	(27,205)
Transfers and reclassifications			(326)
Ending balance		857,094	737,454
Accumulated depreciation and amortisation [member] | Mining Concessions [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		12,119	12,119
Additions		65
Disposals
Transfers and reclassifications
Ending balance		12,184	12,119
Accumulated depreciation and amortisation [member] | Mine Development [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		9,975	9,750
Additions		424	551
Disposals
Transfers and reclassifications		(328)	(326)
Ending balance		10,071	9,975
Accumulated depreciation and amortisation [member] | Land [member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance
Additions
Disposals
Transfers and reclassifications
Ending balance
Accumulated depreciation and amortisation [member] | Buildings And Other Construction [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		103,415	85,794
Additions		18,047	17,782
Disposals			(161)
Transfers and reclassifications		(266)
Ending balance		121,196	103,415
Accumulated depreciation and amortisation [member] | Machinery, Equipment And Related Spare Parts [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		466,835	382,634
Additions		90,385	89,644
Disposals		(1,636)	(5,443)
Transfers and reclassifications		563
Ending balance		556,147	466,835
Accumulated depreciation and amortisation [member] | Furniture And Accessories [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		28,645	27,915
Additions		760	732
Disposals		(25)	(2)
Transfers and reclassifications
Ending balance		29,380	28,645
Accumulated depreciation and amortisation [member] | Transportation Units [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		76,760	72,979
Additions		9,098	12,408
Disposals		(2,631)	(8,627)
Transfers and reclassifications
Ending balance		83,227	76,760
Accumulated depreciation and amortisation [member] | Computer Equipment and Tools [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		35,192	42,766
Additions		3,589	3,967
Disposals			(11,541)
Transfers and reclassifications		31
Ending balance		38,812	35,192
Accumulated depreciation and amortisation [member] | Mine Rehabilitation Costs [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		55	1,434
Additions		44	52
Disposals			(1,431)
Transfers and reclassifications
Ending balance		99	55
Accumulated depreciation and amortisation [member] | Capitalized Interests [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		4,458	2,936
Additions		1,520	1,522
Disposals
Transfers and reclassifications
Ending balance		5,978	4,458
Accumulated depreciation and amortisation [member] | Works In Progress And Units In Transit [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance
Additions
Disposals
Transfers and reclassifications
Ending balance
Impairment mining assets [member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	94,325	97,726
Additions	[1]		(3,401)
Transfers and reclassifications	[1]
Ending balance	[1]	94,325	94,325
Impairment mining assets [member] | Mining Concessions [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	42,858	42,858
Additions	[1]
Transfers and reclassifications	[1]
Ending balance	[1]	42,858	42,858
Impairment mining assets [member] | Mine Development [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	24,048	24,048
Additions	[1]
Transfers and reclassifications	[1]
Ending balance	[1]	24,048	24,048
Impairment mining assets [member] | Land [member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		258
Additions	[1]		(258)
Transfers and reclassifications	[1]
Ending balance	[1]
Impairment mining assets [member] | Buildings And Other Construction [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	13,837	13,837
Additions	[1]
Transfers and reclassifications	[1]	(259)
Ending balance	[1]	13,578	13,837
Impairment mining assets [member] | Machinery, Equipment And Related Spare Parts [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	12,166	12,166
Additions	[1]
Transfers and reclassifications	[1]	259
Ending balance	[1]	12,425	12,166
Impairment mining assets [member] | Furniture And Accessories [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	201	201
Additions	[1]
Transfers and reclassifications	[1]
Ending balance	[1]	201	201
Impairment mining assets [member] | Transportation Units [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	26	26
Additions	[1]
Transfers and reclassifications	[1]
Ending balance	[1]	26	26
Impairment mining assets [member] | Computer Equipment and Tools [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	454	454
Additions	[1]
Transfers and reclassifications	[1]
Ending balance	[1]	454	454
Impairment mining assets [member] | Mine Rehabilitation Costs [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		3,143
Additions	[1]		(3,143)
Transfers and reclassifications	[1]
Ending balance	[1]
Impairment mining assets [member] | Capitalized Interests [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]
Additions	[1]
Transfers and reclassifications	[1]
Ending balance	[1]
Impairment mining assets [member] | Works In Progress And Units In Transit [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	735	735
Additions	[1]
Transfers and reclassifications	[1]
Ending balance	[1]	735	735
Net book value [member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		2,152,724
Net book value		2,100,682	2,152,724
Net book value [member] | Mining Concessions [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		21,927
Net book value		21,093	21,927
Net book value [member] | Mine Development [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		13,827
Net book value		17,586	13,827
Net book value [member] | Land [member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		240,424
Net book value		251,655	240,424
Net book value [member] | Buildings And Other Construction [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		557,594
Net book value		549,564	557,594
Net book value [member] | Machinery, Equipment And Related Spare Parts [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		1,143,376
Net book value		1,098,470	1,143,376
Net book value [member] | Furniture And Accessories [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		3,295
Net book value		3,258	3,295
Net book value [member] | Transportation Units [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		39,043
Net book value		40,315	39,043
Net book value [member] | Computer Equipment and Tools [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		12,941
Net book value		11,685	12,941
Net book value [member] | Mine Rehabilitation Costs [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		1,460
Net book value		1,416	1,460
Net book value [member] | Capitalized Interests [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		60,446
Net book value		58,926	60,446
Net book value [member] | Works In Progress And Units In Transit [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		58,391
Net book value		S/ 46,714	S/ 58,391

[1]	Mining concessions mainly included net acquisition costs of S/15,367,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. This item also includes some concessions acquired by the Group for exploration activities related to the cement business. In previous years, Management recognized a full impairment charge of approximately S/97,726,000 related to the total net book value of a closed zinc mining unit which includes concession costs, development costs and related facilities and equipment. From this amount, S/42,858,000 corresponds to concessions costs. According to the managements expectation the recovery amount of this zinc mining unit is zero. During 2017, the Group recognized an impairment on the brine project, as explained in note 1.3, derecognized mining concessions and other assets related to said project for S/1,732,000.